Property, Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	$ 24,938,000,000		$ 24,352,000,000
Property, Plant and Equipment, Transmission	9,048,000,000		8,576,000,000
Property, Plant and Equipment, Distribution	14,783,000,000		14,208,000,000
Property, Plant and Equipment, Construction Work in Progress	3,121,000,000		2,758,000,000
Property, Plant and Equipment, Other	3,780,000,000		3,846,000,000
Property, Plant and Equipment, Gross, Total	55,670,000,000		53,740,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	18,699,000,000		18,066,000,000
Asset Retirement Obligations (ARO)
Beginning Balance	1,398,000,000	[1]	1,259,000,000
DHLC Deconsolidation			(12,000,000)	[2]
Accretion Expense	82,000,000		75,000,000
Liabilities Incurred	7,000,000		32,000,000
Liabilities Settled	(26,000,000)		(20,000,000)
Revisions in Cash Flow Estimates	13,000,000		64,000,000
Ending Balance	1,474,000,000	[3]	1,398,000,000	[1]	1,259,000,000
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	98,000,000		77,000,000		82,000,000
Allowance for Borrowed Funds Used During Construction	63,000,000		53,000,000		67,000,000
Property, Plant and Equipment (Textuals) [Abstract]
Asset Retirement Obligation Current Included in Other Current Liabilities	2,000,000		4,000,000
Asset Retirement Obligations (ARO) Liability	1,474,000,000	[3]	1,398,000,000	[1]	1,259,000,000
Asset Retirement Obligations (ARO) Liability for Nuclear Decommissioning of the Cook Plant	979,000,000		930,000,000
Fair Value of Legally Restricted Assets	1,300,000,000		1,200,000,000
Southwestern Electric Power Co [Member]
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	2,326,102,000		2,297,463,000
Property, Plant and Equipment, Transmission	988,534,000		943,724,000
Property, Plant and Equipment, Distribution	1,675,764,000		1,611,129,000
Property, Plant and Equipment, Construction Work in Progress	1,443,569,000		1,071,603,000
Property, Plant and Equipment, Other	637,019,000		632,158,000
Property, Plant and Equipment, Gross, Total	7,070,988,000		6,556,077,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	2,211,912,000		2,130,351,000
Allowance for Funds Used During Construction (AFUDC) and Interest Capitalization
Allowance for Equity Funds Used During Construction	48,731,000		45,646,000		46,737,000
Arkansas Electric Cooperative Corporation [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Joint Ownership In Plant With Other Companies	11.67%
East Texas Electric Cooperative [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Joint Ownership In Plant With Other Companies	8.33%
Oklahoma Municipal Power Authority [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Joint Ownership In Plant With Other Companies	6.67%
W.C. Beckjord Generating Station (Unit No. 6) [Member] | Coal
Jointly-owned Electric Facilities
Percent of Ownership	12.50%	[4]	12.50%	[4]
Utility Plant in Service	19,000,000	[4]	19,000,000	[4]
Construction Work in Progress	0	[4]	0	[4]
Accumulated Depreciation	8,000,000	[4]	8,000,000	[4]
Conesville Generating Station (Unit No. 4) [Member] | Coal
Jointly-owned Electric Facilities
Percent of Ownership	43.50%	[5]	43.50%	[5]
Utility Plant in Service	310,000,000	[5]	301,000,000	[5]
Construction Work in Progress	12,000,000	[5]	8,000,000	[5]
Accumulated Depreciation	54,000,000	[5]	49,000,000	[5]
J.M. Stuart Generating Station (c) [Member] | Coal
Jointly-owned Electric Facilities
Percent of Ownership	26.00%	[6]	26.00%	[6]
Utility Plant in Service	529,000,000	[6]	507,000,000	[6]
Construction Work in Progress	13,000,000	[6]	23,000,000	[6]
Accumulated Depreciation	172,000,000	[6]	163,000,000	[6]
Wm. H. Zimmer Generating Station [Member] | Coal
Jointly-owned Electric Facilities
Percent of Ownership	25.40%	[4]	25.40%	[4]
Utility Plant in Service	771,000,000	[4]	771,000,000	[4]
Construction Work in Progress	20,000,000	[4]	10,000,000	[4]
Accumulated Depreciation	377,000,000	[4]	366,000,000	[4]
Dolet Hills Generating Station (Unit No. 1) [Member] | Lignite
Jointly-owned Electric Facilities
Percent of Ownership	40.20%	[7]	40.20%	[7]
Utility Plant in Service	264,000,000	[7]	258,000,000	[7]
Construction Work in Progress	0	[7]	5,000,000	[7]
Accumulated Depreciation	193,000,000	[7]	192,000,000	[7]
Flint Creek Generating Station (Unit No. 1) [Member] | Coal
Jointly-owned Electric Facilities
Percent of Ownership	50.00%	[8]	50.00%	[8]
Utility Plant in Service	118,000,000	[8]	116,000,000	[8]
Construction Work in Progress	6,000,000	[8]	7,000,000	[8]
Accumulated Depreciation	63,000,000	[8]	62,000,000	[8]
Pirkey Generating Station (Unit No. 1) [Member] | Lignite
Jointly-owned Electric Facilities
Percent of Ownership	85.90%	[8]	85.90%	[8]
Utility Plant in Service	513,000,000	[8]	503,000,000	[8]
Construction Work in Progress	1,000,000	[8]	10,000,000	[8]
Accumulated Depreciation	362,000,000	[8]	358,000,000	[8]
Oklaunion Generating Station (Unit No. 1) [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Joint Ownership In Plant With Other Companies	54.70%
Oklaunion Generating Station (Unit No. 1) [Member] | Coal
Jointly-owned Electric Facilities
Percent of Ownership	70.30%	[9]	70.30%	[9]
Utility Plant in Service	401,000,000	[9]	395,000,000	[9]
Construction Work in Progress	2,000,000	[9]	4,000,000	[9]
Accumulated Depreciation	208,000,000	[9]	201,000,000	[9]
Turk Generating Plant [Member]
Property, Plant and Equipment (Textuals) [Abstract]
Construction Costs Billed To Other Owners	374,000,000
Turk Generating Plant [Member] | Coal
Jointly-owned Electric Facilities
Percent of Ownership	73.33%	[10]	73.33%	[10]
Utility Plant in Service	0	[10]	0	[10]
Construction Work in Progress	1,326,000,000	[10]	971,000,000	[10]
Accumulated Depreciation	0	[10]	0	[10]
Jointly Owned Electricity Transmission And Distribution System Member
Jointly-owned Electric Facilities
Percent of Ownership		[11]		[11]
Utility Plant in Service	63,000,000		63,000,000
Construction Work in Progress	6,000,000		3,000,000
Accumulated Depreciation	50,000,000		48,000,000
Regulated Operation Member
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	14,804,000,000		14,147,000,000
Accumulated Depreciation, Generation	6,692,000,000		6,537,000,000
Property, Plant and Equipment, Transmission	9,048,000,000		8,576,000,000
Accumulated Depreciation, Transmission	2,600,000,000		2,481,000,000
Property, Plant and Equipment, Distribution	14,783,000,000		14,208,000,000
Accumulated Depreciation, Distribution	3,828,000,000		3,607,000,000
Property, Plant and Equipment, Construction Work in Progress	2,913,000,000	[12]	2,615,000,000	[12]
Accumulated Depreciation, Construction Work in Progress	36,000,000		47,000,000
Property, Plant and Equipment, Other	2,587,000,000		2,685,000,000
Accumulated Depreciation, Other	1,246,000,000		1,268,000,000
Property, Plant and Equipment, Gross, Total	44,135,000,000		42,231,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	14,402,000,000		13,940,000,000
Regulated Operation Member | Generation [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	9		9		9
Depreciable Life, Maximum	132		132		132
Regulated Operation Member | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.80%		3.80%		3.80%
Regulated Operation Member | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.60%		1.60%		1.60%
Regulated Operation Member | Transmission [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	25		25		25
Depreciable Life, Maximum	87		87		87
Regulated Operation Member | Transmission [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.70%		3.00%		2.70%
Regulated Operation Member | Transmission [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.30%		1.40%		1.40%
Regulated Operation Member | Distribution [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	11		11		11
Depreciable Life, Maximum	75		75		75
Regulated Operation Member | Distribution [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	4.00%		3.90%		3.90%
Regulated Operation Member | Distribution [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.40%		2.40%		2.40%
Regulated Operation Member | Other Property Class [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	5		5		5
Depreciable Life, Maximum	55		55		55
Regulated Operation Member | Other Property Class [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	9.30%		12.50%		12.80%
Regulated Operation Member | Other Property Class [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	1.70%		3.00%		4.20%
Unregulated Operation Member
Depreciation, Depletion and Amortization
Property, Plant and Equipment, Generation	10,134,000,000		10,205,000,000
Accumulated Depreciation, Generation	3,904,000,000		3,788,000,000
Property, Plant and Equipment, Transmission	0		0
Accumulated Depreciation, Transmission	0		0
Property, Plant and Equipment, Distribution	0		0
Accumulated Depreciation, Distribution	0		0
Property, Plant and Equipment, Construction Work in Progress	208,000,000		143,000,000
Accumulated Depreciation, Construction Work in Progress	1,000,000		9,000,000
Property, Plant and Equipment, Other	1,193,000,000		1,161,000,000
Accumulated Depreciation, Other	392,000,000		329,000,000
Property, Plant and Equipment, Gross, Total	11,535,000,000		11,509,000,000
Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment, Total	$ 4,297,000,000		$ 4,126,000,000
Unregulated Operation Member | Generation [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	20		20		20
Depreciable Life, Maximum	66		70		70
Unregulated Operation Member | Generation [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	3.50%		5.10%		3.30%
Unregulated Operation Member | Generation [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	2.60%		2.20%		1.90%
Unregulated Operation Member | Transmission [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	0		0		0
Depreciable Life, Maximum	0		0		0
Unregulated Operation Member | Transmission [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	0.00%		0.00%		0.00%
Unregulated Operation Member | Transmission [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	0.00%		0.00%		0.00%
Unregulated Operation Member | Distribution [Member]
Depreciation, Depletion and Amortization
Depreciable Life, Minimum	0		0		0
Depreciable Life, Maximum	0		0		0
Unregulated Operation Member | Distribution [Member] | Maximum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	0.00%		0.00%		0.00%
Unregulated Operation Member | Distribution [Member] | Minimum [Member]
Depreciation, Depletion and Amortization
Annual Composite Depreciation Rate	0.00%		0.00%		0.00%

[1]	The current portion of our ARO, totaling $4 million, is included in Other Current Liabilities on our 2010 balance sheet.
[2]	We deconsolidated DHLC effective January 1, 2010 in accordance with the accounting guidance for "Consolidations." As a result, we record only 50% of the final reclamation based on our share of the obligation instead of the previous 100%.
[3]	The current portion of our ARO, totaling $2 million, is included in Other Current Liabilities on our 2011 balance sheet.
[4]	Operated by Duke Energy Corporation, a nonaffiliated company.
[5]	Operated by OPCo
[6]	Operated by The Dayton Power & Light Company, a nonaffiliated company
[7]	Operated by CLECO, a nonaffiliated company.
[8]	Operated by SWEPCo.
[9]	Operated by PSO and also jointly-owned (54.7%) by TNC.
[10]	Turk Generating Plant is currently under construction with a projected commercial operation date in the fourth quarter of 2012. SWEPCo jointly owns the plant with Arkansas Electric Cooperative Corporation (11.67%), East Texas Electric Cooperative (8.33%) and Oklahoma Municipal Power Authority (6.67%). Through December 2011, construction costs totaling $374 million have been billed to the other owners.
[11]	Varying percentages of ownership.
[12]	Includes CWIP related to SWEPCo's Arkansas jurisdictional share of the Turk Plant.